Accumulated Other Comprehensive Income_Details Of Accumulated Other Comprehensive Income(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[2]	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		₩ 537,668				₩ 405,329
Beginning(Applied IFRS9)	[1]	188,192
Changes except for reclassification		(1,793)				(68,373)
Reclassification to profit or loss		7,068				280,603
Tax effect		5,716				(78,384)	₩ 5,095
Replaced by retained earnings		(21,377)				(1,507)
Replaced by assets held for sale						0
Replaced by disposal group held for sale						0
Ending		177,806	[2]	$ 159,775		537,668	405,329
Remeasurements of net defined benefit liabilities
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		(96,385)				(121,055)
Beginning(Applied IFRS9)	[1]	(96,385)
Changes except for reclassification		(190,393)				29,925
Reclassification to profit or loss		0				0
Tax effect		52,377				(7,240)
Replaced by retained earnings		0				0
Replaced by assets held for sale						0
Replaced by disposal group held for sale						1,985
Ending		(234,401)				(96,385)	(121,055)
Exchange differences on translating foreign operations
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		(56,589)				53,138
Beginning(Applied IFRS9)	[1]	(54,700)
Changes except for reclassification		46,946				(135,401)
Reclassification to profit or loss		15,057				0
Tax effect		(13,087)				25,674
Replaced by retained earnings		0				0
Replaced by assets held for sale						0
Replaced by disposal group held for sale						0
Ending		(5,784)				(56,589)	53,138
Change in the fair value of available-for-sale financial assets
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		694,321				601,620
Changes except for reclassification						200,700
Reclassification to profit or loss						(22,357)
Tax effect						(84,781)
Replaced by retained earnings						0
Replaced by assets held for sale						0
Replaced by disposal group held for sale						(861)
Ending						694,321	601,620
Change in value of held-to-maturity financial assets
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		(78)				6,447
Changes except for reclassification						(2,868)
Reclassification to profit or loss						132
Tax effect						(3,789)
Replaced by retained earnings						0
Replaced by assets held for sale						0
Replaced by disposal group held for sale						0
Ending						(78)	6,447
Gains (losses) on financial assets at fair value through other comprehensive income
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning(Applied IFRS9)	[1]	362,681
Changes except for reclassification		134,198
Reclassification to profit or loss		8,521
Tax effect		(33,329)
Replaced by retained earnings		(21,377)
Ending		450,694
Shares of other comprehensive income of associates and joint ventures
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		1,069				(96,174)
Beginning(Applied IFRS9)	[1]	(644)
Changes except for reclassification		(5,107)				2,288
Reclassification to profit or loss		0				10,135
Tax effect		1,374				20,975
Replaced by retained earnings		0				(3,492)
Replaced by assets held for sale						67,337
Replaced by disposal group held for sale						0
Ending		(4,377)				1,069	(96,174)
Cash flow hedges
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		14,980				(6,075)
Beginning(Applied IFRS9)	[1]	14,887
Changes except for reclassification		(24,672)				(100,816)
Reclassification to profit or loss		15,234				126,239
Tax effect		400				(4,368)
Replaced by retained earnings		0				0
Replaced by assets held for sale						0
Replaced by disposal group held for sale						0
Ending		5,849				14,980	(6,075)
Hedges of net investments in foreign operations
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		(5,958)				(32,572)
Beginning(Applied IFRS9)	[1]	(5,958)
Changes except for reclassification		(25,096)				34,800
Reclassification to profit or loss		(12,330)				0
Tax effect		10,292				(8,186)
Replaced by retained earnings		0				0
Replaced by assets held for sale						0
Replaced by disposal group held for sale						0
Ending		(33,092)				(5,958)	(32,572)
Other comprehensive income of separate account
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		(13,692)				0
Beginning(Applied IFRS9)	[1]	(13,692)
Changes except for reclassification		35,826				(97,001)
Reclassification to profit or loss		3,747				78,480
Tax effect		(10,864)				4,829
Replaced by retained earnings		0				0
Replaced by assets held for sale						0
Replaced by disposal group held for sale						0
Ending		15,017				(13,692)	0
Other comprehensive income of disposal group held for sale
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		0				0
Changes except for reclassification						0
Reclassification to profit or loss						(861)
Tax effect						0
Replaced by retained earnings						1,985
Replaced by assets held for sale						0
Replaced by disposal group held for sale						(1,124)
Ending						0	0
Other comprehensive income of assets held for sale
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		0				0
Changes except for reclassification						0
Reclassification to profit or loss						88,835
Tax effect						(21,498)
Replaced by retained earnings						0
Replaced by assets held for sale						(67,337)
Replaced by disposal group held for sale						0
Ending						₩ 0	₩ 0
Fair value changes on financial liabilities designated at fair value due to own credit risk
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning(Applied IFRS9)	[1]	(10,438)
Changes except for reclassification		2,047
Reclassification to profit or loss		0
Tax effect		(563)
Replaced by retained earnings		0
Ending		(8,954)
Net gains (losses) on overlay adjustment
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning(Applied IFRS9)	[1]	(7,559)
Changes except for reclassification		24,458
Reclassification to profit or loss		(23,161)
Tax effect		(884)
Replaced by retained earnings		0
Ending		₩ (7,146)

[1]	Prepared in accordance with IFRS 9
[2]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.